Capital and reserves - Summary of Composition of Share Premium Account, Capital Redemption Reserves and Merger Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Total equity	£ 48,145	£ 49,995	£ 52,934	£ 75,710
Share premium account
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Total equity	123	121	115
Capital redemption reserve
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Total equity	138	130	101
Merger reserves
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Total equity	26,414	26,414	26,414
Share premium, capital redemption and merger reserves
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Total equity	£ 26,675	£ 26,665	£ 26,630	£ 26,628